Pensions and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pensions and Other Employee Benefits [Abstract]
Changes in benefit obligations, plan assets and funded status and aggregate balance sheet impact

	Pension Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation at the beginning of the year	$2,365	$1,964	$203	$188
Service cost	106	99	5	4
Interest cost	128	122	10	11
Plan participants’ contributions	3	3	3	4
Amendments	—	(33)	—	—
Actuarial loss	174	284	9	9
Foreign currency exchange rate changes	(8)	9	(1)	2
Curtailments, settlements and special termination benefits	(1)	—	—	(1)
Benefits paid	(88)	(83)	(13)	(14)

Benefit obligation at the end of the year	$2,679	$2,365	$216	$203

Change in plan assets:
Fair value of plan assets at the beginning of the year	$1,585	$1,304	$39	$33
Actual return on plan assets	41	163	1	3
Employer contributions	176	186	12	13
Plan participants’ contributions	3	3	3	4
Foreign currency exchange rate changes	(5)	12	—	—
Benefits paid	(88)	(83)	(13)	(14)

Fair value of plan assets at the end of the year	$1,712	$1,585	$42	$39

Funded status at the end of the year	$(967)	$(780)	$(174)	$(164)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$7	$9	$—	$—
Current liabilities	(3)	(2)	(8)	(8)
Non-current liabilities	(971)	(787)	(166)	(156)

	$(967)	$(780)	$(174)	$(164)

Net loss and prior service cost balances in accumulated other comprehensive loss account

	Pension Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
	(in millions)
Net loss	$929	$712	$25	$16
Prior service (credit) cost	(11)	(12)	(8)	(11)

Total amount recognized	$918	$700	$17	$5

Pension plans with an ABO in excess of fair value of plan assets

	Pension Plans
	2011	2010
	(in millions)
Projected benefit obligation	$2,656	$2,216
Accumulated benefit obligation	2,280	1,875
Fair value of plan assets	1,686	1,441

Weighted average assumptions used to determine benefit obligations

	Pension Plans				Postretirement Benefit Plans
	2011		2010		2011		2010
Benefit obligations:
Discount rate	5.02	%(1)	5.57	%(1)	4.71	%(2)	5.40	%(2)
Rate of compensation increase	4.06	%(3)	4.50%		4.09	%(3)	4.50%

(1)

The weighted average discount rate assumptions used at December 31, 2011 and 2010 were comprised of separate assumptions determined by country of 5.1% and 5.6% for the U.S. based plans, 4.4% and 5.4% for the Canadian based plans and 5.1% and 5.4% for the German based plans.

(2)

The weighted average discount rate assumption used at December 31, 2011 and 2010 were comprised of separate assumptions determined by country of 4.8% and 5.4% for the U.S. based plans and 4.3% and 5.4% for the Canadian based plans.

(3)

The weighted average rate of compensation increase assumptions used at December 31, 2011 were comprised of separate assumptions determined by country of 4.0% for the U.S. based plans and 4.5% for the Canadian based plans.

Components of net periodic benefit cost

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
	(in millions)
Components of net periodic benefit cost:
Service cost	$106	$99	$93	$5	$4	$4
Interest cost	128	122	112	10	11	11
Expected return on plan assets	(139)	(112)	(91)	(2)	(2)	(2)
Amortization of prior service costs (credits)	1	3	4	(3)	(3)	(2)
Amortization of net loss (gain)	49	40	53	1	1	(3)
Curtailment or settlement loss (gain)	—	2	2	—	(2)	—

Net periodic benefit cost	$145	$154	$173	$11	$9	$8

Other changes in plan assets and benefit obligations recognized in other comprehensive income

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
	(in millions)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$266	$234	$(50)	$10	$8	$18
Prior service (credit) cost	2	(33)	7	—	2	(5)
Amortization of net loss	(49)	(40)	(53)	(1)	(1)	3
Amortization of prior service (cost) credit	(1)	(3)	(4)	3	3	2

Total recognized in other comprehensive income	218	158	(100)	12	12	18

Total recognized in net periodic benefit cost and other comprehensive income	$363	$312	$73	$23	$21	$26

Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs

	Pension Plans	Postretirement Benefit Plans	Total
	(in millions)
Net loss	$69	$2	$71
Prior service cost (credit)	1	(2)	(1)

	$70	$—	$70

Weighted average assumptions used to determine net periodic benefit cost

	Pension Plans						Postretirement Benefit Plans
	2011		2010		2009		2011		2010		2009
	(in millions)
Net periodic benefit cost:
Discount rate	5.57	%(1)	6.26	%(1)	6.49	%(1)	5.40	%(3)	5.94	%(3)	6.74	%(3)
Expected long-term return on plan assets	8.57	%(2)	8.55	%(2)	8.54	%(2)	6.20%		6.20%		6.18%
Rate of compensation increase	4.50%		4.50%		4.50%		4.50%		4.50%		4.50%

(1)

The weighted average discount rate assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 5.6%, 6.3% and 6.4% for the U.S. based plans, 5.4%, 6.1% and 7.4% for the Canadian based plans and 5.4%, 5.8%, and 6.2% for the German based plans, respectively.

(2)

The weighted average expected long-term return on plan assets assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 8.75% for the U.S. based plans and 7.5% for the Canadian based plans.

(3)

The weighted average discount rate assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 5.4%, 5.9% and 6.6% for the U.S. based plans and 5.4%, 6.1% and 7.4% for the Canadian based plans, respectively.

Effect of one percentage point change in assumed health care cost trend rates

	1 percentage point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost	$1	$(1)
Effect on postretirement benefit obligations	10	(10)

Allowable range for each major category of the plans' assets and weighted-average asset allocations by asset category

	U.S.			Canada
Asset Category	Range	2011	2010	Range	2011	2010
Domestic equity (1)	30%-60%	49%	48%	15%-30%	17%	21%
International equity (2)	10%-20%	11	12	20%-50%	42	38
Fixed income securities	20%-40%	31	29	25%-55%	37	36
Real estate securities	0%-15%	7	6	—	—	—
Other, primarily cash and cash equivalents	0%-15%	2	5	0%-15%	4	5

Total		100%	100%		100%	100%

(1)	Domestic equities for Canadian plans refers to equities of Canadian companies.

(2)	International equities for Canadian plans includes equities of U.S. companies.

Fair value of the Company's pension plans' and postretirement benefit plans' assets

	U.S. Pension Plans’ Assets						Canadian Pension Plans’ Assets
	Fair Value Measured at December 31, 2011						Fair Value Measured at December 31, 2011
Asset Category	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	712		—		—	712	29	11		—	40
International Equity	65		100		—	165	90	19		—	109
Fixed Income — Investment Grade	188	(2)	186	(3)	—	374	—	93	(3)	—	93
Fixed Income — High Yield (4)	—		86		—	86	—	—		—	—
Real Estate Investment Trusts (5)	100		—		—	100	—	—		—	—
Other(6)	—		23		—	23	5	5		—	10

Total	$1,065		$395		$—	$1,460	$124	$128		$—	$252

	U.S. Plans’ Assets						Canadian Plans’ Assets
	Fair Value Measured at December 31, 2010						Fair Value Measured at December 31, 2010
Asset Category	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	642		—		—	642	32	11		—	43
International Equity	50		113		—	163	35	71		—	106
Fixed Income — Investment Grade	154	(2)	153	(3)	—	307	—	92	(3)	—	92
Fixed Income — High Yield (4)	—		82		—	82	—	—		—	—
Real Estate Investment Trusts (5)	78		—		—	78	—	—		—	—
Other(6)	—		61		—	61	4	7		—	11

Total	$924		$409		$—	$1,333	$71	$181		$—	$252

(1)

Equity securities consist of investments in common stock of U.S. and foreign companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotations (NASDAQ), and various foreign exchanges. The Level 2 investment balance is derived from pooled equity funds offered by registered investment companies.

(2)

Approximately 50% in both 2011 and in 2010 of U.S. plan assets invested in fixed income — investment grade securities consist of a mutual fund offered by a registered investment company. The mutual fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available.

(3)

The remaining 50% in both 2011 and 2010 of U.S. plan assets invested in fixed income — investment grade securities, as well as the Canadian plan assets invested in fixed income — investment grade securities is derived from pooled bond funds offered by registered investment companies. As these funds do not trade in an active market, the fair value is based on net asset values (NAVs) calculated by fund managers based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)

Fixed income — high yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(5)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(6)

Other consists primarily of (i) short term investments maintained in a commingled trust or pooled fund, which primarily invests in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, which are classified as Level 2, and (ii) cash, which is classified as Level 1.

	Postretirement Benefit Plans’ Assets
	Fair Value Measured at December 31, 2011						Fair Value Measured at December 31, 2010
Asset Category	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	24		—		—	24	22		—		—	22
International Equity	1		1		—	2	1		1		—	2
Fixed Income — Investment Grade	11	(2)	2	(3)	—	13	10	(2)	2	(3)	—	12
Fixed Income — High Yield (4)	—		1		—	1	—		1		—	1
Real Estate Investment Trusts (5)	1		—		—	1	1		—		—	1
Other(6)	—		1		—	1	—		1		—	1

Total	$37		$5		$—	$42	$34		$5		$—	$39

(1)

Equity securities consist of investments in common stock of U.S. and foreign companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the NYSE, NASDAQ, and various foreign exchanges. The Level 2 investment balance is derived from a pooled equity fund offered by a registered investment company.

(2)

Approximately 85% in 2011 and 83% in 2010 of the postretirement benefit plan assets invested in fixed income — investment grade securities consist of a mutual fund offered by a registered investment company. The mutual fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available.

(3)

The remaining 15% in 2011 and 17% in 2010 of the postretirement benefit plan assets invested in fixed income — investment grade securities is derived from a pooled bond fund offered by a registered investment company, which does not trade in an active market. The fair value is based on NAV’s calculated by the fund manager based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)

Fixed income — high yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(5)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(6)

Other consists primarily of short term investments maintained in a commingled trust or pooled fund, which primarily invests in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit.

Cash contributions and expenses under multi-employer benefit plans

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (1)		FIP/RP(2) Status Pending/ Implemented	Contributions by L-3 Communications					Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
		2011	2010		2011		2010		2009
IAM National Pension Fund	51-6031295/002	Green	Green	No	$19	(3)	$17	(4)	$15	No	1/30/2012 to 12/1/2014	(5)
Other Pension Funds(6)					—		—		—

			Total contributions		$19		$17		$15

(1)

A zone status rating of green indicates the plan is at least 80% funded. The funding status of the IAM National Pension Fund was impacted by a market value investment loss for the plan year ended December 31, 2008, which amortization was extended over five years.

(2)	Funding improvement plan or rehabilitation plan.

(3)	At the date the audited financial statements for the Company were issued, Form 5500 for the plan year ending December 31, 2011 was not available.

(4)	Represents 5% of total plan contributions, based on Form 5500.

(5)

The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements expires April 27, 2014 covering multiple programs in the Company’s AM&M reportable segment and represents 80% of 2011 contributions.

(6)	Consists of three pension funds in which the Company’s contributions are individually and in the aggregate insignificant.

Estimated Future Benefit Payments

	Pension Benefits	Postretirement Benefits
		Benefit Payments	Subsidy Receipts
	(in millions)
2012	$102	12	1
2013	99	13	1
2014	110	13	1
2015	119	14	1
2016	128	14	1
Years 2017-2021	809	83	5